Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 97.9% of Net Assets
	Aerospace & Defense — 3.4%
57,586	Mercury Systems, Inc.(a)	$3,101,582
30,932	Moog, Inc., Class A	5,597,764
53,673	V2X, Inc.(a)	2,605,824
		11,305,170
	Automobile Components — 1.2%
371,718	Garrett Motion, Inc.	3,906,756
	Banks — 12.6%
63,254	Ameris Bancorp	4,092,534
92,723	Cadence Bank	2,965,282
83,607	First Busey Corp.	1,913,346
42,588	Hanmi Financial Corp.	1,051,072
155,162	Home BancShares, Inc.	4,415,910
40,833	Pinnacle Financial Partners, Inc.	4,508,371
46,417	Popular, Inc.	5,115,618
57,850	Prosperity Bancshares, Inc.	4,063,384
51,353	SouthState Corp.	4,726,017
47,992	Western Alliance Bancorp	3,742,416
42,562	Wintrust Financial Corp.	5,276,837
		41,870,787
	Building Products — 2.7%
48,188	Griffon Corp.	3,487,365
124,953	Quanex Building Products Corp.	2,361,612
31,342	UFP Industries, Inc.	3,114,141
		8,963,118
	Capital Markets — 3.7%
41,099	Donnelley Financial Solutions, Inc.(a)	2,533,753
94,501	Marex Group PLC	3,729,954
115,928	Perella Weinberg Partners	2,251,322
37,496	Stifel Financial Corp.	3,891,335
		12,406,364
	Chemicals — 2.3%
36,902	Cabot Corp.	2,767,650
264,816	Ecovyst, Inc.(a)	2,179,436
19,974	Hawkins, Inc.	2,838,305
		7,785,391
	Commercial Services & Supplies — 2.8%
103,481	CECO Environmental Corp.(a)	2,929,547
11,583	Clean Harbors, Inc.(a)	2,677,758
28,749	VSE Corp.	3,765,544
		9,372,849
	Construction & Engineering — 2.1%
43,821	Arcosa, Inc.	3,799,719
22,167	Limbach Holdings, Inc.(a)	3,105,597
		6,905,316
	Construction Materials — 1.3%
53,246	Knife River Corp.(a)	4,347,003
	Containers & Packaging — 0.8%
89,179	TriMas Corp.	2,551,411
	Electric Utilities — 1.0%
56,836	TXNM Energy, Inc.	3,201,004
	Electrical Equipment — 0.7%
11,865	Powell Industries, Inc.	2,496,989
	Electronic Equipment, Instruments & Components — 6.8%
45,615	Bel Fuse, Inc., Class B	4,456,129
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
47,657	Crane NXT Co.	$2,568,712
30,982	TD SYNNEX Corp.	4,204,258
153,176	TTM Technologies, Inc.(a)	6,252,644
135,352	Vontier Corp.	4,994,489
		22,476,232
	Energy Equipment & Services — 2.6%
87,773	Kodiak Gas Services, Inc.	3,007,980
52,864	Oceaneering International, Inc.(a)	1,095,342
54,752	Tidewater, Inc.(a)	2,525,710
37,177	Weatherford International PLC	1,870,375
		8,499,407
	Entertainment — 1.0%
73,122	Atlanta Braves Holdings, Inc., Class C(a)	3,419,916
	Financial Services — 2.3%
25,902	Federal Agricultural Mortgage Corp., Class C	5,032,241
17,844	WEX, Inc.(a)	2,621,105
		7,653,346
	Food Products — 1.9%
191,691	Nomad Foods Ltd.	3,256,830
29,230	Post Holdings, Inc.(a)	3,186,947
		6,443,777
	Gas Utilities — 2.0%
170,451	MDU Resources Group, Inc.	2,841,418
101,056	UGI Corp.	3,680,460
		6,521,878
	Health Care Equipment & Supplies — 2.5%
51,376	Embecta Corp.	497,833
50,784	Haemonetics Corp.(a)	3,788,994
32,353	Lantheus Holdings, Inc.(a)	2,648,417
5,266	UFP Technologies, Inc.(a)	1,285,747
		8,220,991
	Health Care Providers & Services — 3.5%
23,041	Addus HomeCare Corp.(a)	2,654,093
180,793	Concentra Group Holdings Parent, Inc.	3,718,912
96,322	Option Care Health, Inc.(a)	3,128,538
132,299	Select Medical Holdings Corp.	2,008,299
		11,509,842
	Hotels, Restaurants & Leisure — 2.1%
33,123	Churchill Downs, Inc.	3,345,423
63,693	Pursuit Attractions & Hospitality, Inc.(a)	1,836,269
55,375	Six Flags Entertainment Corp.(a)	1,685,061
		6,866,753
	Household Durables — 1.1%
20,061	Champion Homes, Inc.(a)	1,256,019
44,335	KB Home	2,348,425
		3,604,444
	Independent Power & Renewable Electricity Producers — 1.7%
19,329	Talen Energy Corp.(a)	5,620,293
	Industrial REITs — 0.9%
79,525	STAG Industrial, Inc.	2,885,167
	Insurance — 3.5%
81,502	Aspen Insurance Holdings Ltd., Class A(a)	2,564,868
133,439	Fidelis Insurance Holdings Ltd.	2,212,419

Shares	Description	Value (†)
	Insurance — continued
44,909	Kemper Corp.	$2,898,427
68,333	Skyward Specialty Insurance Group, Inc.(a)	3,948,964
		11,624,678
	IT Services — 1.2%
92,022	Kyndryl Holdings, Inc.(a)	3,861,243
	Leisure Products — 0.7%
79,251	YETI Holdings, Inc.(a)	2,497,992
	Machinery — 3.7%
31,409	Allison Transmission Holdings, Inc.	2,983,541
82,897	Atmus Filtration Technologies, Inc.	3,019,109
80,238	Blue Bird Corp.(a)	3,463,072
9,333	Kadant, Inc.	2,962,761
		12,428,483
	Media — 0.8%
61,120	John Wiley & Sons, Inc., Class A	2,727,786
	Oil, Gas & Consumable Fuels — 3.4%
116,672	Antero Resources Corp.(a)	4,699,548
68,296	California Resources Corp.	3,119,078
39,557	International Seaways, Inc.	1,443,040
55,314	Viper Energy, Inc.	2,109,123
		11,370,789
	Personal Care Products — 0.6%
36,030	BellRing Brands, Inc.(a)	2,087,218
	Pharmaceuticals — 2.3%
46,676	ANI Pharmaceuticals, Inc.(a)	3,045,609
71,254	Collegium Pharmaceutical, Inc.(a)	2,106,981
81,080	Supernus Pharmaceuticals, Inc.(a)	2,555,641
		7,708,231
	Professional Services — 3.7%
503,045	Alight, Inc., Class A	2,847,235
133,054	Amentum Holdings, Inc.(a)	3,141,405
62,687	Concentrix Corp.	3,313,321
40,805	Korn Ferry	2,992,231
		12,294,192
	Real Estate Management & Development — 1.0%
25,953	Colliers International Group, Inc.	3,387,905
	Retail REITs — 1.3%
37,192	Agree Realty Corp.	2,717,247
74,030	Curbline Properties Corp.	1,690,105
		4,407,352
	Software — 1.9%
111,362	Five9, Inc.(a)	2,948,866
Shares	Description	Value (†)
	Software — continued
49,515	I3 Verticals, Inc., Class A(a)	$1,360,672
132,182	PagerDuty, Inc.(a)	2,019,741
		6,329,279
	Specialized REITs — 0.8%
71,920	PotlatchDeltic Corp.	2,759,570
	Specialty Retail — 2.0%
33,801	Academy Sports & Outdoors, Inc.	1,514,623
90,118	Bath & Body Works, Inc.	2,699,935
16,012	Boot Barn Holdings, Inc.(a)	2,433,824
		6,648,382
	Textiles, Apparel & Luxury Goods — 1.5%
29,463	Crocs, Inc.(a)	2,984,013
101,704	Levi Strauss & Co., Class A	1,880,507
		4,864,520
	Trading Companies & Distributors — 4.6%
71,792	Air Lease Corp.	4,199,114
17,614	Herc Holdings, Inc.	2,319,588
26,368	McGrath RentCorp	3,057,633
207,627	MRC Global, Inc.(a)	2,846,566
355,122	NPK International, Inc.(a)	3,022,088
		15,444,989
	Wireless Telecommunication Services — 1.9%
98,042	U.S. Cellular Corp.(a)	6,271,747
	Total Common Stocks (Identified Cost $239,946,326)	325,548,560

Principal Amount
Short-Term Investments — 1.9%
$6,351,793	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $6,352,305 on 7/01/2025 collateralized by $6,478,400 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $6,478,983 including accrued interest(b) (Identified Cost $6,351,793)	6,351,793
	Total Investments — 99.8% (Identified Cost $246,298,119)	331,900,353
	Other assets less liabilities — 0.2%	756,958
	Net Assets — 100.0%	$332,657,311

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$325,548,560	$ —	$ —	$325,548,560
Short-Term Investments	—	6,351,793	—	6,351,793
Total Investments	$325,548,560	$6,351,793	$—	$331,900,353

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.